UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22884

                    The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Third Quarter Report — September 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Trust (the “Fund”) was (2.7)%, compared with a total return of (5.4)% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was (5.2)%. The Fund’s NAV per share was $11.69, while the price of the publicly traded shares closed at $10.22 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)		Since
	Quarter	Inception (06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	(2.66)%	(2.58)%
Investment Total Return (c)	(5.19)	(14.83)

MSCI World SMID Cap Index	(5.37)	(5.37)(d	)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns reflect changes in the NAV per share. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $12.00.
(d)	From June 30, 2014, the date closest to the Fund’s inception for which data is available.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 40.7%
	Aerospace — 0.9%
70,000	BBA Aviation plc	$368,809
12,500	Kaman Corp.	491,250

		860,059

	Automotive: Parts and Accessories — 1.7%
7,500	Brembo SpA	245,538
33,000	Dana Holding Corp.	632,610
7,000	Federal-Mogul Holdings Corp.†	104,090
14,000	Modine Manufacturing Co.†	166,180
39,000	The Pep Boys - Manny, Moe & Jack†	347,490
2,000	TRW Automotive Holdings Corp.†	202,500

		1,698,408

	Aviation: Parts and Services — 0.3%
2,000	B/E Aerospace Inc.†	167,880
800	Curtiss-Wright Corp.	52,736
2,000	GenCorp Inc.†	31,940

		252,556

	Broadcasting — 0.2%
5,000	Beasley Broadcast Group Inc., Cl. A	26,800
10,000	Entravision Communications Corp., Cl. A	39,600
20,000	ITV plc	67,375
2,000	LIN Media LLC, Cl. A†	44,400
2,000	Pandora Media Inc.†	48,320

		226,495

	Business Services — 2.8%
3,000	Aramark	78,900
2,500	Ascent Capital Group Inc., Cl. A†	150,500
800	Core-Mark Holding Co. Inc.	42,432
8,000	Diebold Inc.	282,560
13,000	Fly Leasing Ltd., ADR	166,530
23,000	Havas SA	177,817
17,500	JC Decaux SA	552,477
11,600	Loomis AB, Cl. B	331,957
6,000	Macquarie Infrastructure Co. LLC	400,200
3,500	Ströeer Media AG	77,141
3,000	The Brink’s Co.	72,120
11,000	The Interpublic Group of Companies Inc.	201,520
17,500	TNT Express NV	110,827
5,000	UBM plc	47,256

		2,692,237

	Cable and Satellite — 0.4%
2,400	AMC Networks Inc., Cl. A†	140,208
2,000	Cogeco Cable Inc.	102,201
4,000	Com Hem Holding AB†	29,130
7,000	Intelsat SA†	119,980

		391,519

Shares		Market Value
	Closed-End Business Development Company — 0.1%
13,000	MVC Capital Inc.	$139,880

	Computer Software and Services — 0.6%
5,500	Blucora Inc.†	83,820
5,000	Computer Task Group Inc.	55,500
10,000	EarthLink Holdings Corp.	34,200
2,000	EMC Corp.	58,520
27,000	Global Sources Ltd.†	181,170
3,000	InterXion Holding NV†	83,070
6,000	MedAssets Inc.†	124,320

		620,600

	Consumer Products — 1.7%
1,500	Avon Products Inc.	18,900
4,000	Blyth Inc.	32,480
1,200	Church & Dwight Co. Inc.	84,192
4,000	Coty Inc., Cl. A	66,200
3,500	Energizer Holdings Inc.	431,235
4,500	Hunter Douglas NV	191,827
200	Kaba Holding AG	93,014
300	L’Oreal SA	47,630
5,000	Marine Products Corp.	39,450
6,000	Shiseido Co. Ltd.	98,992
17,000	Swedish Match AB	551,275

		1,655,195

	Consumer Services — 0.1%
1,700	Allegion plc	80,988
1,200	The ADT Corp.	42,552

		123,540

	Diversified Industrial — 1.5%
6,000	Ampco-Pittsburgh Corp.	120,000
1,200	Crane Co.	75,852
10,000	Griffon Corp.	113,900
1,000	Haynes International Inc.	45,990
6,000	Meggitt plc	43,887
7,000	Myers Industries Inc.	123,480
1,000	Raven Industries Inc.	24,400
2,000	Smiths Group plc	40,982
4,100	Sulzer AG	504,609
7,100	Wartsila OYJ Abp	317,726

		1,410,826

	Electronics — 1.2%
4,000	Datalogic SpA	41,529
700	Dolby Laboratories Inc., Cl. A†	29,253
15,000	International Rectifier Corp.†	588,600
25,000	Peregrine Semiconductor Corp.†	309,250
5,000	Sparton Corp.†	123,250
6,000	Wacom Co. Ltd.	25,931

		1,117,813

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 0.6%
30,200	Algonquin Power & Utilities Corp.	$238,645
5,000	El Paso Electric Co.	182,750
6,600	Fortis Inc.	204,020

		625,415

	Energy and Utilities: Integrated — 0.2%
80,000	Hera SpA	211,789

	Energy and Utilities: Natural Gas — 0.2%
1,400	National Fuel Gas Co.	97,986
1,200	Southwest Gas Corp.	58,296

		156,282

	Energy and Utilities: Services — 1.0%
2,000	Cameron International Corp.†	132,760
9,000	Dresser-Rand Group Inc.†	740,340
7,000	Weatherford International plc†	145,600

		1,018,700

	Energy and Utilities: Water — 0.7%
60,600	Beijing Enterprises Water Group Ltd.	40,973
1,400	Consolidated Water Co. Ltd.	16,352
20,000	Severn Trent plc	608,576

		665,901

	Entertainment — 1.0%
2,200	Rentrak Corp.†	134,068
49,000	Societe d’Edition de Canal +	365,769
2,100	The Madison Square Garden Co., Cl. A†	138,852
14,000	Vivendi SA	338,095

		976,784

	Environmental Services — 0.4%
15,000	Progressive Waste Solutions Ltd.	386,550
3,000	Tomra Systems ASA	22,880

		409,430

	Equipment and Supplies — 0.6%
4,000	Blount International Inc.†	60,520
16,000	Interpump Group SpA	200,776
10,000	Mueller Industries Inc.	285,400

		546,696

	Financial Services — 1.9%
350	Alleghany Corp.†	146,352
1,250	Credit Acceptance Corp.†	157,588
40,800	GAM Holding AG	705,143
4,000	Kinnevik Investment AB, Cl. A	144,457
19,500	Kinnevik Investment AB, Cl. B	704,497

		1,858,037

	Food and Beverage — 9.5%
5,000	Boulder Brands Inc.†	68,150
5,000	Britvic plc	54,146

Shares		Market Value
38,000	Chr Hansen Holding A/S	$1,468,792
5,000	Coca-Cola Amatil Ltd.	38,437
2,000	Coca-Cola HBC AG	43,220
83,000	Davide Campari-Milano SpA	599,125
3,000	Dean Foods Co.	39,750
1,000	Diageo plc, ADR	115,400
1,000	Heineken Holding NV	66,146
33,000	ITO EN Ltd.	696,558
600	J & J Snack Foods Corp.	56,136
4,700	Kerry Group plc, Cl. A	333,208
38,200	Kikkoman Corp.	811,891
160	Lindt & Spruengli AG	799,581
106,000	Maple Leaf Foods Inc.	1,809,652
11,000	Post Holdings Inc.†	364,980
1,400	Remy Cointreau SA	100,792
1,000	SABMiller plc	55,573
1,600	Snyder’s-Lance Inc.	42,400
1,800	Symrise AG	95,874
400	The J.M. Smucker Co.	39,596
7,000	Treasury Wine Estates Ltd.	25,986
600	TreeHouse Foods Inc.†	48,300
30,200	Tsingtao Brewery Co. Ltd., Cl. H	215,080
215,000	Vitasoy International Holdings Ltd.	273,843
18,300	Yakult Honsha Co. Ltd.	961,094

		9,223,710

	Health Care — 3.6%
49,174	AdCare Health Systems Inc.†	233,085
11,500	Alere Inc.†	445,970
25,000	BioScrip Inc.†	172,750
10,000	BioTelemetry Inc.†	67,100
4,000	Gerresheimer AG	259,786
3,500	Health Net Inc.†	161,385
2,500	ICU Medical Inc.†	160,450
6,000	iKang Healthcare Group Inc., ADR†	116,760
10,000	Innate Pharma SA†	97,634
36,200	Liberator Medical Holdings Inc.	113,306
2,145	Mallinckrodt plc†	193,372
4,000	Medivir AB, Cl. B†	69,290
35,000	NeoGenomics Inc.†	182,350
5,000	Orthofix International NV†	154,800
1,250	Perrigo Co. plc	187,737
7,000	Quality Systems Inc.	96,390
5,000	Rhoen Klinikum AG	151,693
15,000	SurModics Inc.†	272,400
1,250	The Cooper Companies Inc.	194,687
4,500	Trinity Biotech plc, ADR	82,215
3,000	WuXi PharmaTech Cayman Inc., ADR†	105,060
500	Zoetis Inc.	18,475

		3,536,695

	Hotels and Gaming — 1.8%
13,000	International Game Technology	219,310

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
635,000	Mandarin Oriental International Ltd.	$1,114,425
1,500	Ryman Hospitality Properties Inc.	70,950
220,000	The Hongkong & Shanghai Hotels Ltd.	321,294

		1,725,979

	Machinery — 0.4%
1,500	Astec Industries Inc.	54,705
300	Bucher Industries AG	77,239
4,000	CNH Industrial NV	31,829
5,000	Xylem Inc.	177,450

		341,223

	Manufactured Housing and Recreational Vehicles — 0.1%
1,700	Cavco Industries Inc.†	115,600

	Metals and Mining — 0.1%
2,000	Labrador Iron Ore Royalty Corp.	39,020
1,500	Randgold Resources Ltd., ADR	101,385

		140,405

	Publishing — 1.1%
1,150	Graham Holdings Co., Cl. B	804,529
4,000	Journal Communications Inc., Cl. A†	33,720
10,000	Media General Inc.†	131,100
4,000	News Corp., Cl. B†	64,520

		1,033,869

	Real Estate — 0.1%
3,000	Forest City Enterprises Inc., Cl. A†	58,680

	Retail — 0.7%
800	AutoNation Inc.†	40,248
7,000	CST Brands Inc.	251,650
1,000	Groupe Fnac†	37,172
3,000	Kohl’s Corp.	183,090
1,200	Murphy USA Inc.†	63,672
1,300	Outerwall Inc.†	72,930
2,000	Sally Beauty Holdings Inc.†	54,740

		703,502

	Specialty Chemicals — 1.7%
10,000	Auriga Industries A/S, Cl. B†	520,060
25,000	Chemtura Corp.†	583,250
600	FMC Corp.	34,314
4,000	Huntsman Corp.	103,960
3,000	International Flavors & Fragrances Inc.	287,640
1,500	Sensient Technologies Corp.	78,525

		1,607,749

	Telecommunications — 1.2%
4,000	Hellenic Telecommunications Organization SA, ADR†	25,800
42,000	Jazztel plc†	680,080

Shares		Market Value
65,000	Portugal Telecom SGPS SA	$136,776
9,000	Sky Deutschland AG†	76,492
4,500	Ziggo NV	210,810

		1,129,958

	Transportation — 0.5%
2,000	GATX Corp.	116,740
12,000	Navistar International Corp.†	394,920

		511,660

	Wireless Communications — 1.8%
1,285,000	Cable & Wireless Communications plc	977,004
9,600	Millicom International Cellular SA, SDR	770,953

		1,747,957

	TOTAL COMMON STOCKS	39,535,149

	PREFERRED STOCKS — 0.0%
	Financial Services — 0.0%
1,518	The Phoenix Companies Inc., 7.450%	37,495

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 59.3%
$57,602,000	U.S. Treasury Bills, 0.005% to 0.060%††, 10/30/14 to 03/26/15	57,598,589

	TOTAL INVESTMENTS — 100.0% (Cost $99,567,939)	$97,171,233

	Aggregate tax cost	$99,576,370

	Gross unrealized appreciation	$437,731
	Gross unrealized depreciation	(2,842,868)

	Net unrealized appreciation/depreciation	$(2,405,137)

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	78.4%	$76,195,555
Europe	16.2	15,777,031
Japan	2.7	2,594,467
Asia/Pacific	2.3	2,251,858
Latin America	0.4	352,322

Total Investments	100.0%	$97,171,233

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$39,535,149	—	$39,535,149
Preferred Stocks (a)	37,495	—	37,495
U.S. Government Obligations	—	$57,598,589	57,598,589
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$39,572,644	$57,598,589	$97,171,233

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at September 30, 2014.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Wayne C. Pinsent, CFA

Vice President & Ombudsman

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGZ Q3/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2014

* Print the name and title of each signing officer under his or her signature.